Expense Example (Equity-Income Trust, USD $)	12 Months Ended
May 01, 2011
Series I, Equity-Income Trust
Expense Example:
Year 1	$ 89
Year 3	278
Year 5	482
Year 10	1,073
Series II, Equity-Income Trust
Expense Example:
Year 1	109
Year 3	340
Year 5	590
Year 10	1,306
Series NAV, Equity-Income Trust
Expense Example:
Year 1	84
Year 3	262
Year 5	455
Year 10	$ 1,014